Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 2,638	$ 19,681	$ 26,478	$ 25,155
Adjustment for:
Preferred unitholders' interest in net income	3,877	3,668	7,754	7,337
Limited partners' interest in net income	(1,239)	16,013	18,724	17,818
Less: Dividends paid or to be paid	(334)	(15,045)	(15,413)	(30,091)
Under (over) distributed earnings attributable to:
Distributed Earnings	(1,573)	968	3,311	(12,273)
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (853)	$ 524	$ 1,797	$ (6,647)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,104	18,029	18,096	18,029
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,118	18,039	18,109	18,039
Earnings per unit:
Earnings per share, basic and diluted	$ (0.04)	$ 0.47	$ 0.55	$ 0.51
Common units Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (720)	$ 444	$ 1,514	$ (5,626)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	15,257	15,257	15,257
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	15,257	15,257	15,257
Earnings per unit:
Earnings per share, basic and diluted	$ (0.04)	$ 0.50	$ 0.58	$ 0.56